Goodwill And Other Intangible Assets (Schedule Of Future Estimated Amortization Expenses Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Goodwill [Line Items]
2014	¥ 4,943
2015	4,332
2016	3,811
2017	3,408
2018	¥ 2,681